Financial Assets and Liabilities - Additional Information (Details) $ in Thousands, $ in Millions	3 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019 USD ($)	Jan. 14, 2019 USD ($)	Jun. 29, 2018 USD ($)	Jun. 29, 2018 AUD ($)	Mar. 06, 2018 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 83,732			$ 81,286
Current portion of borrowings	18,851			14,007
Other non-current assets	3,299			3,324
Interest-bearing deposits at call held as security	400			400
Security deposit	250			250
Remeasurement of borrowing arrangements	401
Remeasurement of borrowing arrangements within finance gains	120
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	700
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,200
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	48,923			48,226
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 40,249			$ 33,060
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount								$ 75,000
Borrowings, interest rate	9.45%	9.95%	10.20%	10.45%
Remaining available borrowings	$ 25,000
Borrowings, maturity	March 2022
Current portion of borrowings	$ 18,400
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 50,000			$ 50,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 35,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings					$ 15,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings	If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements	$ 400
Remeasurement of borrowing arrangements within finance gains	$ 100
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount						$ 40,000
Borrowings, interest rate						15.00%	15.00%
Borrowings, maturity	July 2026
Loan administration fee payable, current							$ 0.4
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. A $0.4 million loan administration fee is payable annually in June and is recognized as a current liability. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 30,000
Bottom of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period	30 days
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period	60 days